Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (Range of Prices) (Details) (USD $)	0 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)			$ 4.44
Exercise price, high end of the range (in dollars per share)			$ 16.51
Options outstanding (in shares)	694,881	859,945	694,881
Options outstanding - weighted average remaining contractual life (years)	3 years 6 months	4 years 9 months 18 days	3 years 6 months
Options outstanding - weighted average exercise price (in dollars per share)	$ 11.33	$ 10.61	$ 11.33
Options exercisable - at the end of period (in shares)	624,680		624,680
Options exercisable - weighted average exercise price (in dollars per share)	$ 11.13		$ 11.13
$2.82 - 6.68
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)			$ 4.44
Exercise price, high end of the range (in dollars per share)			$ 8.26
Options outstanding (in shares)	141,321		141,321
Options outstanding - weighted average remaining contractual life (years)			4 years 2 months 12 days
Options outstanding - weighted average exercise price (in dollars per share)	$ 7.04		$ 7.04
Options exercisable - at the end of period (in shares)	137,347		137,347
Options exercisable - weighted average exercise price (in dollars per share)	$ 7.01		$ 7.01
$6.86 - 10.20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)			$ 9.19
Exercise price, high end of the range (in dollars per share)			$ 11.39
Options outstanding (in shares)	231,836		231,836
Options outstanding - weighted average remaining contractual life (years)			3 years 2 months 12 days
Options outstanding - weighted average exercise price (in dollars per share)	$ 11.00		$ 11.00
Options exercisable - at the end of period (in shares)	198,891		198,891
Options exercisable - weighted average exercise price (in dollars per share)	$ 11.09		$ 11.09
$10.46 - 11.39
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)			$ 11.75
Exercise price, high end of the range (in dollars per share)			$ 12.90
Options outstanding (in shares)	211,724		211,724
Options outstanding - weighted average remaining contractual life (years)			2 years 1 month 6 days
Options outstanding - weighted average exercise price (in dollars per share)	$ 12.40		$ 12.40
Options exercisable - at the end of period (in shares)	211,724		211,724
Options exercisable - weighted average exercise price (in dollars per share)	$ 12.40		$ 12.40
$11.56 - 12.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)			$ 13.31
Exercise price, high end of the range (in dollars per share)			$ 13.58
Options outstanding (in shares)	35,000		35,000
Options outstanding - weighted average remaining contractual life (years)			2 years
Options outstanding - weighted average exercise price (in dollars per share)	$ 13.32		$ 13.32
Options exercisable - at the end of period (in shares)	34,531		34,531
Options exercisable - weighted average exercise price (in dollars per share)	$ 13.32		$ 13.32
$12.91 - 16.51
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)			$ 16.51
Exercise price, high end of the range (in dollars per share)			$ 16.51
Options outstanding (in shares)	75,000		75,000
Options outstanding - weighted average remaining contractual life (years)			7 years 8 months 12 days
Options outstanding - weighted average exercise price (in dollars per share)	$ 16.51		$ 16.51
Options exercisable - at the end of period (in shares)	42,187		42,187
Options exercisable - weighted average exercise price (in dollars per share)	$ 16.51		$ 16.51
Incentive Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)	4,267	69,416	4,267
Options exercisable - at the end of period (in shares)	4,267		4,267